Leases – The Group as a lessee (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Description of cross-reference to disclosures about leases	Lease contracts are entered into for fixed term of 1 month to 30 years.
Additions of right-of-use assets	$ 273,459